UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  Synovus Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-330-1111

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.



                               SEMI-ANNUAL REPORT
                                 April 30, 2003

                                 -------------
                                 SYNOVUS FUNDS
                                 -------------

                         THE ADVISORS'INNER CIRCLE FUND

                               [GRAPHIC OMITTED]
                                  BUILDING ART

                           LARGE CAP CORE EQUITY FUND
                               MID CAP VALUE FUND
                           INTERMEDIATE-TERM BOND FUND
                           GEORGIA MUNICIPAL BOND FUND

                               [GRAPHIC OMITTED]
                             SYNOVUS FUNDS LOGO ART
                                 SYNOVUS FUNDS


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TABLE OF CONTENTS

Letter to Shareholders ................................     1

Statements of Net Assets:

     Large Cap Core Equity Fund .......................     2

     Mid Cap Value Fund ...............................     5

     Intermediate-Term Bond Fund ......................     7

     Georgia Municipal Bond Fund ......................     9

Statements of Operations ..............................    13

Statements of Changes in Net Assets ...................    14

Financial Highlights ..................................    16

Notes to the Financial Statements .....................    18



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                                                                SYNOVUS LOGO ART

LETTER TO SHAREHOLDERS

APRIL 30, 2003


The financial markets in typical fashion, surprise most investors in the way they behave relative to the most apparent economic and political events in our everyday lives. Just as the worst case scenario appears to be unfolding for the markets, war in Iraq, SARS, slowing economic growth, highest unemployment in nine years, the markets put on an impressive late spring/early summer rally.

So far in 2003, it is not just the stock market that is moving higher, bond prices continue to improve as yields in most sectors hit recent historical lows, helping stimulate the demand for the lowest mortgage rates in nearly 40 years. Even the high yield sector, left for dead in the fall, has rallied smartly as corporate spreads narrowed producing excess returns for investors over the miniscule Treasury rates. The Federal Reserve stands ready to lower interest rates further to assure a positive economic growth environment along with continued tax relief from the government providing added economic stimulus.

Investors in short term instruments such as certificates of deposits and money market funds struggle with rates below one percent. The net effect of inflation and taxes now put this investment class of assets in a depreciation mode. The price volatility of the equity market and excessive pessimism for future returns due to the recent history of falling stock prices have caused investors to accept a higher degree of risk now associated with cash equivalents.

Market volatility is an every day event in the investment community. Investor's expectations have the tendency to move toward extremes based on their emotional factors and irrational moves of the market on a day to day basis. Longer term strategies based on sound investment disciplines and reasonable expectations provide for a proven method of success.

Proper diversification to reduce risk along with an appropriate asset allocation strategy to meet your personal investment goals is a proven formula in dealing with unpredictable market conditions.

Mark J. Brown
Chief Investment Officer
Synovus Funds Investment Advisors

--------------------------------------------------------------------------------
                                                                               1
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                                                                SYNOVUS LOGO ART

STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)


                                               Market
                                                Value
LARGE CAP CORE EQUITY FUND           Shares     (000)
---------------------------------------------------------

COMMON STOCK (83.3%)
AEROSPACE & DEFENSE (2.2%)
   United Technologies               64,450  $    3,984
                                             ----------

AUTOMOTIVE (1.9%)
   General Motors                    95,000       3,425
                                             ----------

BANKS (4.1%)
   FleetBoston Financial            125,400       3,325
   SouthTrust                       148,950       4,001
                                             ----------
                                                  7,326
                                             ----------

CHEMICALS (1.0%)
   E.I. du Pont de Nemours           42,600       1,812
                                             ----------

COMPUTERS & SERVICES (7.0%)
   Cisco Systems*                   234,700       3,530
   Dell Computer*                   156,400       4,522
   Microsoft                        169,700       4,339
                                             ----------
                                                 12,391
                                             ----------

COSMETICS & TOILETRIES (2.3%)
   Colgate-Palmolive                 72,800       4,162
                                             ----------

ELECTRICAL SERVICES (2.7%)
   Southern                         166,400       4,841
                                             ----------

ENTERTAINMENT (1.4%)
   Walt Disney                      129,000       2,407
                                             ----------

ENVIRONMENTAL SERVICES (1.9%)
   Republic Services*               160,000       3,434
                                             ----------

FINANCIAL SERVICES (7.2%)
   Citigroup                        109,800       4,310
   Fannie Mae                        68,100       4,930
   Morgan Stanley                    80,100       3,584
                                             ----------
                                                 12,824
                                             ----------

FOOD, BEVERAGE & TOBACCO (4.5%)
   Anheuser-Busch                    67,400       3,362
   Coca-Cola                         70,000       2,828
   PepsiCo                           40,900       1,770
                                             ----------
                                                  7,960
                                             ----------

FORESTRY (1.1%)
   Weyerhaeuser                      38,000       1,884
                                             ----------

HEALTH CARE (3.8%)
   Baxter International              80,100       1,842
   Johnson & Johnson                 86,300       4,864
                                             ----------
                                                  6,706
                                             ----------

INSURANCE (4.3%)
   AFLAC                            123,700       4,046
   American International Group      63,100       3,657
                                             ----------
                                                  7,703
                                             ----------


                                                Market
                                                Value
                                     Shares     (000)
---------------------------------------------------------

MACHINERY (1.7%)
   Deere                             70,000  $    3,082
                                             ----------

MANUFACTURING (4.7%)
   General Electric                 186,049       5,479
   Tyco International               183,200       2,858
                                             ----------
                                                  8,337
                                             ----------

PETROLEUM & FUEL PRODUCTS (5.4%)
   ConocoPhillips                    57,854       2,910
   Exxon Mobil                      116,484       4,100
   Schlumberger                      62,450       2,619
                                             ----------
                                                  9,629
                                             ----------

PHARMACEUTICALS (8.3%)
   Amgen*                            80,000       4,905
   Merck                            101,000       5,876
   Pfizer                           133,400       4,102
                                             ----------
                                                 14,883
                                             ----------

RETAIL (9.5%)
   Bed Bath & Beyond*                95,000       3,753
   Home Depot                       115,700       3,255
   Wal-Mart Stores                   71,900       4,049
   Walgreen                          85,000       2,623
   Yum! Brands*                     133,400       3,295
                                             ----------
                                                 16,975
                                             ----------

SEMI-CONDUCTORS/INSTRUMENTS (2.4%)
   Intel                            233,000       4,287
                                             ----------

TELEPHONES & TELECOMMUNICATIONS (4.1%)
   Motorola                         209,100       1,654
   SBC Communications               110,019       2,570
   Verizon Communications            81,962       3,064
                                             ----------
                                                  7,288
                                             ----------

WHOLESALE (1.8%)
   AmerisourceBergen                 55,000       3,182
                                             ----------

TOTAL COMMON STOCK
   (Cost $164,159)                              148,522
                                             ----------

MONEY MARKET (2.2%)
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A        3,929,309       3,929
                                             ----------

TOTAL MONEY MARKET
   (Cost $3,929)                                  3,929
                                             ----------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
2

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                                                                SYNOVUS LOGO ART

STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)


                                  Contracts/    Market
LARGE CAP CORE EQUITY FUND        Face Amount    Value
(CONTINUED)                          (000)       (000)
---------------------------------------------------------

REPURCHASE AGREEMENT (15.0%)
   Morgan Stanley
     1.200%, dated 04/30/03,
     matures 05/01/03,
     repurchase price $26,804,215
     (collateralized by U.S. Treasury
     Obligation, with a total
     market value $27,339,543)      $26,802   $  26,802
                                              ---------

TOTAL REPURCHASE AGREEMENT
   (Cost $26,802)                                26,802
                                              ---------

TOTAL INVESTMENTS (100.5%)
   (Cost $194,890)                              179,253
                                              ---------

WRITTEN OPTIONS (-0.7%)
   AFLAC Call,
     Expires 05/20/03,
     Strike Price $35                  (371)         (4)
   Amgen Call,
     Expires 07/22/03,
     Strike Price $65                  (800)       (160)
   Citigroup Call,
     Expires 06/21/03,
     Strike Price $40                  (800)        (96)
   Colgate-Palmolive Call,
     Expires 08/19/03,
     Strike Price $60                  (500)        (57)
   Fannie Mae Call,
     Expires 06/24/03,
     Strike Price $75                  (500)        (70)
   General Electric Call,
     Expires 09/23/03,
     Strike Price $30                (1,001)       (170)
   Home Depot Call,
     Expires 08/19/03,
     Strike Price $27.50               (729)       (168)
   Intel Call,
     Expires 07/22/03,
     Strike Price $20                  (800)        (60)
   Intel Call,
     Expires 10/21/03,
     Strike Price $22.50             (1,200)        (72)
   Johnson & Johnson Call,
     Expires 05/20/03,
     Strike Price $60                  (200)         (1)
   Microsoft Call,
     Expires 07/22/03,
     Strike Price $27.50             (1,000)        (70)
   Morgan Stanley Call,
     Expires 05/20/03,
     Strike Price $45                  (500)        (60)


                                                 Market
                                                 Value
                                     Contracts   (000)
---------------------------------------------------------

   Morgan Stanley Call,
     Expires 10/21/03,
     Strike Price $50                  (300)  $     (60)
   Pfizer Call,
     Expires 09/23/03,
     Strike Price $35                  (800)        (36)
   Wal-Mart Stores Call,
     Expires 09/23/03,
     Strike Price $60                  (600)       (102)
   Walgreen Call,
     Expires 05/20/03,
     Strike Price $32.50               (500)        (15)
                                              ---------

TOTAL WRITTEN OPTIONS
   (Premium $(1,011))                            (1,201)
                                              ---------




                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                               3
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SYNOVUS FUNDS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)

LARGE CAP CORE EQUITY FUND                        Value
(CONCLUDED)                                       (000)
---------------------------------------------------------


OTHER ASSETS AND LIABILITIES (0.2%)
   Investment Advisory Fees Payable          $      (85)
   Administrative Fees Payable                      (20)
   Distribution Fees Payable                         (3)
   Other Assets and Liabilities, Net                472
                                             ----------
TOTAL OTHER ASSETS AND LIABILITIES                  364
                                             ----------

NET ASSETS:
   Portfolio Shares of Institutional Shares
     (unlimited authorization -- no par value)
     based on 20,475,925 outstanding shares
     of beneficial interest                     195,275
   Portfolio Shares of Class A Shares
     (unlimited authorization -- no par value)
     based on 447,970 outstanding shares
     of beneficial interest                       3,973
   Portfolio Shares of Class B Shares
     (unlimited authorization -- no par value)
     based on 102,594 outstanding shares
     of beneficial interest                         980
   Portfolio Shares of Class C Shares
     (unlimited authorization -- no par value)
     based on 381,802 outstanding shares
     of beneficial interest                       3,653
   Distributions in excess
     of net investment income                        (1)
   Accumulated net realized loss on
     investments                                 (9,637)
   Net unrealized depreciation
     on investments and written options         (15,827)
                                             ----------
TOTAL NET ASSETS (100.0%)                    $  178,416
                                             ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares        $8.34
                                                  =====
Net Asset Value and Redemption
   Price Per Share -- Class A Shares              $8.31
                                                  =====
Maximum Offering Price Per Share --
   Class A Shares ($8.31 / 94.25%) (A)            $8.82
                                                  =====
Net Asset Value, Offering and
   Redemption Price Per Share --
   Class B Shares (B)                             $8.29
                                                  =====
Net Asset Value and Redemption
   Price Per Share -- Class C Shares (B)          $8.29
                                                  =====
Maximum Offering Price Per Share --
   Class C Shares ($8.29 / 99.00%) (A)            $8.37
                                                  =====
 *  NON-INCOME PRODUCING SECURITY.

(A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.
(B) CLASS B AND C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTES TO FINANCIAL STATEMENTS.
 CL -- CLASS


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
4

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                                                               [GRAPHIC OMITTED]
                                                                SYNOVUS LOGO ART

STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)


                                                 Market
                                                  Value
MID CAP VALUE FUND                   Shares       (000)
-------------------------------------------------------------
COMMON STOCK (90.5%)
AEROSPACE & DEFENSE (0.9%)
   General Dynamics                   6,500    $    403
                                               --------

AGRICULTURE (3.9%)
   Bunge                             60,400       1,692
                                               --------

APPAREL/TEXTILES (1.9%)
   Liz Claiborne                     26,000         846
                                               --------

CABLE TELEVISION (3.6%)
   Shaw Communications, Cl B        128,600       1,553
                                               --------

CHEMICALS (4.6%)
   Agrium                           177,000       2,002
                                               --------

COMMUNICATIONS EQUIPMENT (0.6%)
   Scientific-Atlanta                17,000         276
                                               --------

COMPUTER SERVICES (1.0%)
   Reynolds & Reynolds               14,800         426
                                               --------

CONSUMER NON-DURABLES (4.0%)
   International Flavors &
   Fragrances 55,500                              1,764
                                               --------

E-COMMERCE (4.5%)
   USA Interactive*                  65,700       1,968
                                               --------

ELECTRIC UTILITIES (5.4%)
   Constellation Energy Group        37,500       1,098
   SCANA                             39,000       1,238
                                               --------
                                                  2,336
                                               --------

ENTERTAINMENT (1.8%)
   Regal Entertainment Group         40,000         784
                                               --------

FINANCIAL SERVICES (1.1%)
   eFunds*                           28,000         256
   Janus Capital Group               15,000         209
                                               --------
                                                    465
                                               --------

FOOD, BEVERAGE & TOBACCO (1.0%)
   Conagra Foods                     20,000         420
                                               --------

HEALTH CARE (9.8%)
   Aetna                             27,900       1,389
   Gentiva Health Services*          38,000         347
   Human Genome Sciences*            25,000         292
   ImClone Systems*                  40,000         730
   LabCorp*                          13,300         392
   Ocular Sciences*                   8,000         116
   Quest Diagnostics*                 6,500         388
   WellChoice*                       28,800         614
                                               --------
                                                  4,268
                                               --------

INSURANCE (15.7%)
   Arch Capital Group*              105,000       3,655
   Everest Re Group                  35,300       2,459
   Montpelier Re Holdings*           22,000         719
                                               --------
                                                  6,833
                                               --------


                                                 Market
                                                  Value
                                      Shares      (000)
-------------------------------------------------------------
MACHINERY (0.3%)
   Global Power Equipment Group*     20,000    $    120
                                               --------

OIL & GAS SERVICES (2.1%)
   Grant Prideco*                    15,000         171
   Input/Output*                     80,000         249
   Newpark Resources*               110,000         516
                                               --------
                                                    936
                                               --------

PETROLEUM & FUEL PRODUCTS (10.5%)
   EnCana                            86,848       2,857
   Tom Brown*                        65,000       1,594
   Transocean*                        6,300         120
                                               --------
                                                  4,571
                                               --------

PROFESSIONAL SERVICES (4.1%)
   Gartner, Cl A*                    74,900         595
   Gartner, Cl B*                    38,200         299
   Iron Mountain*                    22,500         897
                                               --------
                                                  1,791
                                               --------

RAILROADS (0.8%)
   Florida East Coast Industries     13,000         336
                                               --------

REAL ESTATE INVESTMENT TRUSTS (9.0%)
   Archstone-Smith Trust             50,000       1,140
   iStar Financial                   63,200       1,892
   Ventas                            69,700         906
                                               --------
                                                  3,938
                                               --------

RETAIL (2.9%)
   Borders Group*                    30,000         480
   Charming Shoppes*                 90,000         423
   Ross Stores                       10,000         379
                                               --------
                                                  1,282
                                               --------

TECHNOLOGY (1.0%)
   Enterasys Networks*              176,000         422
                                               --------

TOTAL COMMON STOCK
   (Cost $37,635)                                39,432
                                               --------
MONEY MARKETS (8.0%)
   SEI Daily Income Trust
     Government Fund, Cl A        1,972,723       1,973
   SEI Daily Income Trust
     Prime Obligation
     Fund, Cl A                   1,521,659       1,521
                                               --------

TOTAL MONEY MARKETS
   (Cost $3,494)                                  3,494
                                               --------

TOTAL INVESTMENTS (98.5%)
   (Cost $41,129)                                42,926
                                               --------



                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                               5

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SYNOVUS FUNDS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)

MID CAP VALUE FUND                                Value
(CONCLUDED)                                       (000)
---------------------------------------------------------

OTHER ASSETS AND LIABILITIES (1.5%)
   Investment Advisory Fees Payable            $    (16)
   Administrative Fees Payable                      (12)
   Distribution Fees Payable                         (3)
   Other Assets and Liabilities, Net                696
                                               --------

TOTAL OTHER ASSETS AND LIABILITIES                  665
                                               --------

NET ASSETS:
   Portfolio Shares of Institutional Shares
     (unlimited authorization -- no par value)
     based on 3,727,103 outstanding shares
     of beneficial interest                      38,260
   Portfolio Shares of Class A Shares
     (unlimited authorization -- no par value)
     based on 197,629 outstanding shares
     of beneficial interest                       2,030
   Portfolio Shares of Class B Shares
     (unlimited authorization -- no par value)
     based on 165,082 outstanding shares
     of beneficial interest                       1,669
   Portfolio Shares of Class C Shares
     (unlimited authorization -- no par value)
     based on 230,121 outstanding shares
     of beneficial interest                       2,392
   Undistributed net investment income               39
   Accumulated net realized loss on
     investments                                 (2,596)
   Net unrealized appreciation on investments     1,797
                                               --------
TOTAL NET ASSETS (100.0%)                      $ 43,591
                                               ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares       $10.10
                                                 ======

Net Asset Value and Redemption
   Price Per Share -- Class A Shares             $10.08
                                                 ======

Maximum Offering Price Per Share --
   Class A Shares ($10.08 / 94.25%) (A)          $10.69
                                                 ======

Net Asset Value, Offering and
   Redemption Price Per Share --
   Class B Shares (B)                            $10.03
                                                 ======

Net Asset Value and Redemption
   Price Per Share -- Class C Shares (B)         $10.04
                                                 ======

Maximum Offering Price Per Share --
   Class C Shares ($10.04 / 99.00%) (A)          $10.14
                                                 ======

 *  NON-INCOME PRODUCING SECURITY.
(A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.
(B) CLASS B AND C SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTES TO FINANCIAL STATEMENTS.
CL  -- CLASS


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
6

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                                                               [GRAPHIC OMITTED]
                                                                SYNOVUS LOGO ART
STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)


                                      Face       Market
                                     Amount       Value
INTERMEDIATE-TERM BOND FUND           (000)       (000)
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (36.5%)
FHLMC (8.1%)
        5.500%, 07/15/06          $   5,000  $    5,500
        5.125%, 10/15/08              7,000       7,676
                                             ----------
                                                 13,176
                                             ----------

FNMA (27.7%)
        7.125%, 03/15/07              1,500       1,750
        7.000%, 05/01/11                196         210
        6.625%, 10/15/07              9,500      10,983
        6.000%, 12/15/05              1,000       1,104
        5.250%, 06/15/06              9,000       9,816
        5.250%, 04/15/07              5,000       5,489
        4.375%, 10/15/06              5,000       5,331
        4.250%, 07/15/07             10,000      10,590
                                             ----------
                                                 45,273
                                             ----------

FNMA, MTN (0.7%)
        6.875%, 09/10/12              1,000       1,133
                                             ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $55,765)                                59,582
                                             ----------

CORPORATE OBLIGATIONS (57.1%)
AIRCRAFT (3.3%)
   Boeing Capital
        5.750%, 02/15/07              5,000       5,302
                                             ----------

AUTOMOTIVE (6.9%)
   Cooper Tire & Rubber
        7.750%, 12/15/09              1,500       1,700
   DaimlerChrysler
        6.400%, 05/15/06              5,000       5,463
   Hertz
        7.625%, 08/15/07              4,000       4,122
                                             ----------
                                                 11,285
                                             ----------

BROADCASTING, NEWSPAPERS & ADVERTISING (5.4%)
   Comcast
        5.850%, 01/15/10              3,000       3,192
   Motorola
        7.625%, 11/15/10              5,000       5,563
                                             ----------
                                                  8,755
                                             ----------

CHEMICALS (2.0%)
   Dow Chemical
        7.000%, 08/15/05              3,000       3,273
                                             ----------

COMPUTERS - HARDWARE (3.3%)
   Hewlett Packard
        5.750%, 12/15/06              5,000       5,444
                                             ----------

ENTERTAINMENT (1.3%)
   Walt Disney
        5.500%, 12/29/06              2,000       2,136
                                             ----------

FINANCIAL SERVICES (22.0%)
   Fannie Mae
        4.750%, 06/18/07              5,000       5,174

                                  Face Amount/   Market
                                     Shares       Value
                                      (000)       (000)
----------------------------------------------------------
   General Electric Capital,
     Ser A, MTN
        4.250%, 01/15/08          $   5,000  $    5,207
   Goldman Sachs
        5.700%, 09/01/12              4,000       4,260
   Household Finance
        7.200%, 07/15/06              5,000       5,689
   John Deere Capital
        5.125%, 10/19/06              5,000       5,360
   Lehman Brothers Holdings
        4.000%, 01/22/08              5,000       5,107
   National Rural Utilities
        5.250%, 07/15/04              5,000       5,203
                                             ----------
                                                 36,000
                                             ----------

FOOD, BEVERAGE & TOBACCO (1.7%)
   Coca-Cola Enterprises
        5.750%, 11/01/08              2,500       2,797
                                             ----------

INSURANCE (2.7%)
   Lion Connecticut Holding
        7.125%, 08/15/06              4,000       4,483
                                             ----------

MEDICAL PRODUCTS & SERVICES (3.3%)
   Baxter International
        5.250%, 05/01/07              5,000       5,348
                                             ----------

PHARMACEUTICALS (3.2%)
   Abbott Laboratories
        5.125%, 07/01/04              5,000       5,210
                                             ----------

TELEPHONES & TELECOMMUNICATIONS (2.0%)
   SBC Communications
        6.125%, 02/15/08              3,000       3,338
                                             ----------

TOTAL CORPORATE OBLIGATIONS
   (Cost $88,637)                                93,371
                                             ----------

MONEY MARKET (0.5%)
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A          864,165         864
                                             ----------

TOTAL MONEY MARKET
   (Cost $864)                                      864
                                             ----------

REPURCHASE AGREEMENT (4.6%)
   Morgan Stanley
     1.200%, dated 04/30/03,
     matures 05/01/03,
     repurchase price $7,586,605
     (collateralized by U.S. Treasury
     Obligations, with a total
     market value $7,738,019)         7,586       7,586
                                             ----------

TOTAL REPURCHASE AGREEMENT
   (Cost $7,586)                                  7,586
                                             ----------

TOTAL INVESTMENTS (98.7%)
   (Cost $152,852)                              161,403
                                             ----------


                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                               7

SYNOVUS FUNDS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)

INTERMEDIATE-TERM BOND FUND                       Value
(CONCLUDED)                                       (000)
---------------------------------------------------------

OTHER ASSETS AND LIABILITIES (1.3%)
   Investment Advisory Fees Payable          $      (59)
   Administrative Fees Payable                      (18)
   Distribution Fees Payable                         (1)
   Other Assets and Liabilities, Net              2,135
                                             ----------
TOTAL OTHER ASSETS AND LIABILITIES                2,057
                                             ----------

NET ASSETS:
   Portfolio Shares of Institutional Shares
     (unlimited authorization -- no par value)
     based on 15,252,267 outstanding shares
     of beneficial interest                     149,302
   Portfolio Shares of Class A Shares
     (unlimited authorization -- no par value)
     based on 200,635 outstanding shares
     of beneficial interest                       2,061
   Portfolio Shares of Class B Shares
     (unlimited authorization -- no par value)
     based on 99,643 outstanding shares
     of beneficial interest                       1,031
   Distributions in excess of
     net investment income                           (3)
   Accumulated net realized gain
     on investments                               2,518
   Net unrealized appreciation on investments     8,551
                                             ----------
TOTAL NET ASSETS (100.0%)                    $  163,460
                                             ==========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares       $10.51
                                                 ======

Net Asset Value and Redemption
   Price Per Share -- Class A Shares             $10.52
                                                 ======

Maximum Offering Price Per Share --
   Class A Shares ($10.52 / 95.50%) (A)          $11.02
                                                 ======

Net Asset Value, Offering and
   Redemption Price Per Share --
   Class B Shares (B)                            $10.52
                                                 ======

(A) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS.
(B) CLASS B SHARES HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE CHARGES, SEE NOTES TO FINANCIAL STATEMENTS.
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
8

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
                                                                SYNOVUS LOGO ART

STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)


                                      Face       Market
                                     Amount       Value
GEORGIA MUNICIPAL BOND FUND           (000)       (000)
----------------------------------------------------------

MUNICIPAL BONDS (98.6%)
   Alpharetta, Development
     Authority, State University
     Foundation Project, RB
        4.450%, 11/01/11              $ 350       $ 368
   Alpharetta, GO
        5.000%, 05/01/08                250         278
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority,
     Sales Tax Revenue, Ser A,
     RB, AMBAC
        5.100%, 07/01/06                100         103
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority,
     Sales Tax Revenue, Ser A,
     RB, MBIA
        5.500%, 07/01/14                200         219
   Atlanta, Metropolitan Atlanta
     Rapid Transit Authority,
     Sales Tax Revenue, Ser B,
     RB, MBIA
        5.100%, 07/01/14                500         546
        5.100%, 07/01/15                750         814
   Atlanta, Water & Sewer
     Authority, RB, ETM
        6.000%, 01/01/11                250         296
   Augusta, Water & Sewer
    Revenue, RB, FSA
        5.250%, 10/01/13                250         284
    Austell, Gas Authority, RB
        5.100%, 06/01/09                300         335
   Bibb County, Development
    Authority, Wesleyan College
    Project, RB, AMBAC
        4.700%, 10/01/11                300         325
   Burke County, Development
    Authority of Pollution
    Control, Vogtle Project, RB
        4.450%, 01/01/32                500         526
   Carroll County, Water &
     Sewer Authority, RB,
     AMBAC
        5.000%, 07/01/12                500         550
   Cherokee County, School
     District, GO
        5.000%, 08/01/07                500         555
        5.000%, 08/01/08                400         447
        5.000%, 02/01/12                685         761
   Cherokee County, Water &
     Sewer Authority, RB, FSA
        4.500%, 08/01/13                500         536
        4.400%, 08/01/12                400         429


                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
----------------------------------------------------------

   Clayton County, Hospital
     Authority, Southern
     Regional Medical Center
     Project, RB, MBIA
        5.250%, 08/01/11              $ 300       $ 337
   Clayton County, Water
     Authority, RB
        5.250%, 05/01/15                500         569
        4.500%, 05/01/10                280         304
   Cobb County, GO
        5.000%, 01/01/10                500         542
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, Ser B, RB
        4.300%, 04/01/10                275         289
   Cobb County, Hospital
     Authority, Anticipation
     Certificates, Ser R, RB
        5.250%, 04/01/15                700         797
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority,
     RB, AMBAC
        5.000%, 10/01/09                550         620
   Cobb-Marietta, Coliseum &
     Exhibit Hall Authority,
     RB, MBIA
        5.000%, 10/01/10                380         427
   College Park, Business &
     Industrial Development
     Authority, Civic Center
     Project, RB, AMBAC
        5.500%, 09/01/11                300         347
   Columbus, Building Lease
     Authority, Ser A, RB
        5.250%, 01/01/17                705         790
        4.125%, 01/01/13                500         521
        4.100%, 06/01/10                315         334
   Columbus, Hospital Authority,
     Anticipation Certificates, RB
        5.400%, 06/01/07                100         102
   Coweta County, Water &
     Sewer Authority, RB
        5.200%, 06/01/21                150         161
   De Kalb County, GO
        5.250%, 01/01/11                230         239
   De Kalb County, Water &
     Sewer Authority, RB
        5.500%, 10/01/15                250         281
        4.625%, 10/01/09                300         331
        4.625%, 10/01/11                200         216
   De Kalb County, Water &
     Sewer Authority, RB
        4.500%, 10/01/10                450         488

                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)

                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(continued)                           (000)       (000)
-------------------------------------------------------------

   Douglas County, School
     District, GO
        4.000%, 01/01/09              $ 250       $ 264
   Douglasville-Douglas County,
     Water & Sewer Authority,
     RB, AMBAC
        5.450%, 06/01/07                325         366
   Downtown Savannah Authority,
     Stormwater Capital
     Imports Project, RB
        4.600%, 08/01/11                600         635
   Fayette County, Public Facilities
     Authority, Criminal Justice
     Center Project, RB
        5.375%, 06/01/09                100         114
        4.500%, 06/01/14                250         265
        4.400%, 06/01/13                250         265
   Fayette County, School
     District, GO
        4.300%, 03/01/10                500         532
   Fayette County, Water
     Authority, RB, FSA
        4.400%, 10/01/13                275         293
        4.300%, 10/01/12                200         213
   Fayette County, Water
     Authority, Ser A, RB, FGIC
        4.900%, 10/01/07                250         279
   Floyd County, Water Authority,
     RB, AMBAC
        4.350%, 11/01/12                170         180
   Forsyth County, GO
        5.200%, 03/01/09                300         337
   Forsyth County, School
     District, GO
        5.125%, 07/01/15                500         552
        4.250%, 07/01/10                375         399
        4.000%, 07/01/07                200         214
   Forsyth County, Water &
     Sewer Authority, RB
        4.750%, 04/01/12                400         426
        4.300%, 04/01/12                125         133
   Fulco, Hospital Authority,
     Saint Joseph Hospital,
     Anticipation Certificates,
     RB, Pre-Refunded @ 102(A)
        5.100%, 10/01/05                250         267
   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser A, RB
        4.500%, 11/01/10                100         109
        4.300%, 11/01/08                240         261



                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
-------------------------------------------------------------

   Fulton County, Development
     Authority, Technology
     Foundation Facilities Project,
     Ser B, RB, MBIA
        5.000%, 09/01/12              $ 250       $ 269
   Fulton County, School
     District, GO
        5.250%, 01/01/13                500         567
        5.250%, 01/01/14                260         296
   Fulton County, Water &
     Sewer Authority, RB, FGIC
        5.250%, 01/01/10                395         439
        5.250%, 01/01/11                250         277
        5.250%, 01/01/12                300         331
        5.250%, 01/01/13                100         110
   Gainesville & Hall Counties,
     Hospital Authority, Northeast
     Georgia Health System Project,
     RB, MBIA
        4.625%, 05/15/07                300         327
        4.600%, 05/15/06                220         238
   Gainesville, Water &
     Sewer Authority, RB, FGIC
        5.625%, 11/15/15                500         567
   Georgia State, Environmental
     Facilities Authority, Water &
     Waste Water Project, RB
        4.700%, 07/01/11                500         533
        4.500%, 07/01/09                500         542
        4.500%, 07/01/08                500         549
   Georgia State, Municipal
     Electric Authority, Project
     One, Ser A, RB, MBIA
        5.125%, 01/01/11                500         543
   Georgia State, Municipal
     Gas Authority, Buford Project,
     RB, FSA
        5.600%, 11/01/13                300         341
        5.500%, 11/01/11                200         229
        4.700%, 11/01/08                215         239
        4.650%, 11/01/07                205         226
   Georgia State, Municipal
     Gas Authority, City of
     Toccoa Project,
     RB, AMBAC
        4.250%, 06/01/09                200         215
   Georgia State, Private Colleges
     & Universities Authority,
     Agnes Scott College
     Project, RB, MBIA
        4.000%, 06/01/08                175         188
   Georgia State, Private Colleges
     & Universities Authority,
     Emory University Project,
     Ser A, RB
        5.000%, 11/01/11                300         335
        4.700%, 11/01/11                500         537


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
10

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
                                                                SYNOVUS LOGO ART

STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)


                                      Face       Market
GEORGIA MUNICIPAL BOND FUND          Amount       Value
(continued)                           (000)       (000)
---------------------------------------------------------
   Georgia State, Private Colleges
     & Universities Authority,
     Mercer University Project,
     Ser A, RB
        4.750%, 10/01/11              $ 300    $    310
        4.450%, 10/01/07                300         305
   Georgia State, Ser A, GO
        5.000%, 07/01/14              1,000       1,093
   Georgia State, Ser B, GO
        5.000%, 05/01/19              1,000       1,065
   Georgia State, Ser C, GO
        6.500%, 07/01/07                605         708
        6.500%, 04/01/08                400         474
        5.750%, 09/01/09                500         586
        7.250%, 07/01/09                150         188
   Georgia State, Ser D, GO
        7.400%, 08/01/07                500         604
        6.300%, 11/01/09              1,000       1,207
        5.750%, 10/01/15                700         807
        5.250%, 08/01/09                500         571
        5.250%, 10/01/15              1,280       1,478
        5.000%, 08/01/20                500         529
   Georgia State, Ser E, GO
        6.750%, 12/01/10                500         623
   Georgia State, Tollway
     Authority, 400 Project, RB
        4.500%, 07/01/11                250         271
   Gwinnett County, School
     District, GO
        6.400%, 02/01/10                200         239
   Gwinnett County, Water &
     Sewer Authority, RB
        5.000%, 08/01/14                285         311
        5.000%, 08/01/15                500         539
   Henry County, School
     District, GO
        5.200%, 08/01/10                500         564
   Henry County, Water &
     Sewer Authority, RB
        5.375%, 02/01/13                500         577
        5.125%, 02/01/19              1,045       1,135
   Houston County, School
     District, Intergovernmental
     Contract, COP
        5.750%, 03/01/09                100         105
   Jackson County, School
     District, GO
        4.750%, 07/01/14                250         264
   Jones County, School
     District, GO
        5.000%, 01/01/08                375         384
   Lee County, Utilities Authority,
     Water & Sewer Project,
     RB, FSA
        4.700%, 07/01/13                500         532

                                      Face       Market
                                     Amount       Value
                                      (000)       (000)
---------------------------------------------------------

   Macon, School District Project,
     Ser A, RB
        4.800%, 10/01/05              $ 205    $    212
   Marietta, School District,
     Ser A, GO
        4.000%, 02/01/08                250         266
   Monroe, Utility Revenue
     Authority, RB, FSA
        4.500%, 12/01/12                500         542
   Newton County, Hospital
     Authority, Newton Health
     System Project-1999, RB
        5.250%, 02/01/09                400         447
   Newton County, Water &
     Sewer Authority, RB
        5.000%, 11/01/09                320         356
   Paulding County, Water &
     Sewer Authority,
     RB, AMBAC
        4.500%, 12/01/11                205         220
        4.100%, 12/01/07                220         238
   Rockdale County, Water &
     Sewer Authority, Ser A,
     RB, MBIA
        5.500%, 07/01/15                200         223
   Rome, Water & Sewer
     Authority, RB, AMBAC
        5.250%, 01/01/09                500         564
   Roswell, GO
        5.500%, 02/01/12                770         858
        5.000%, 02/01/08                150         167
   Roswell, GO, Pre-Refunded @
     101 (A)
        5.500%, 02/01/14                150         173
   Tift County, Hospital Authority,
     Ser A, RB
        4.000%, 12/01/12                500         515
   Upper Oconee, Basin Water
     Authority, RB, FGIC
        4.950%, 07/01/11                250         273
                                               --------

TOTAL MUNICIPAL BONDS
   (Cost $46,722)                                49,592
                                               --------

MONEY MARKET (0.4%)
   SEI Tax Exempt Trust, Institutional
     Tax-Free Fund, Cl A            227,398         227
                                               --------

TOTAL MONEY MARKET
   (Cost $227)                                      227
                                               --------

TOTAL INVESTMENTS (99.0%)
   (Cost $46,949)                                49,819
                                               --------


                                                        (CONTINUED ON NEXT PAGE)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              11

SYNOVUS FUNDS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)

GEORGIA MUNICIPAL BOND FUND                       Value
(concluded)                                       (000)
-----------------------------------------------------------

OTHER ASSETS AND LIABILITIES 1.0%)
   Investment Advisory Fees Payable            $    (18)
   Administrative Fees Payable                       (9)
   Other Assets and Liabilities, Net                514
                                               --------
TOTAL OTHER ASSETS AND LIABILITIES                  487
                                               --------

NET ASSETS:
   Portfolio Shares of Institutional Shares
     (unlimited authorization -- no par value)
     based on 4,828,612 outstanding shares
     of beneficial interest                      46,342

   Portfolio Shares of Class A Shares
     (unlimited authorization -- no par value)
     based on 65,651 outstanding shares of
     beneficial interest                            650

   Accumulated net realized gain on investments     444
   Net unrealized appreciation on investments     2,870
                                               --------
TOTAL NET ASSETS (100.0%)                      $ 50,306
                                               ========

Net Asset Value, Offering and Redemption
   Price Per Share -- Institutional Shares       $10.28
                                                 ======

Net Asset Value and Redemption
   Price Per Share -- Class A Shares             $10.28
                                                 ======
Maximum Offering Price Per Share --
   Class A Shares ($10.28 / 95.50%) (B)          $10.76
                                                 ======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.
(B) FOR A DESCRIPTION OF FRONT-END SALES CHARGES, PLEASE SEE CURRENT PROSPECTUS. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
CL -- CLASS
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
12

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
                                                                SYNOVUS LOGO ART

STATEMENTS OF OPERATIONS (000)
FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED)


                                                         LARGE CAP          MID CAP       INTERMEDIATE-TERM      GEORGIA
                                                        CORE EQUITY          VALUE              BOND            MUNICIPAL
                                                           FUND              FUND               FUND            BOND FUND
---------------------------------------------------------------------------------------------------------------------------
                                                         11/01/02          11/01/02           11/01/02          11/01/02
                                                        TO 04/30/03       TO 04/30/03        TO 04/30/03       TO 04/30/03
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income................................       $ 1,282           $  282              $   --            $   --
   Interest Income ..............................            104               71               3,600             1,001
   Less: Foreign Taxes Withheld...................            --               (3)                 --                --
---------------------------------------------------------------------------------------------------------------------------
   Total Investment Income.......................          1,386              350               3,600             1,001
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .....................            480              165                 357               110
   Administrative Fees ..........................            112               72                 111                57
   Distribution Fees-- Class A Shares.............             3                2                   1                 1
   Distribution Fees-- Class B Shares.............             4                7                   3                --
   Distribution Fees-- Class C Shares.............            14               10                  --                --
   Transfer Agent Fees ..........................             55               46                  34                19
   Professional Fees ............................             20                5                  16                 5
   Printing Fees ................................             10                3                   3                 1
   Custodian Fees ...............................              6                9                   7                 3
   Registration Fees ............................              3                4                  16                 1
   Trustee Fees...................................             4                1                   5                 1
   Other Fees ...................................              2                2                   3                 6
---------------------------------------------------------------------------------------------------------------------------
   Total Expenses................................            713              326                 556               204
     Less: Investment Advisory Fees Waived........            --              (65)                 --                --
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses...................................           713              261                 556               204
---------------------------------------------------------------------------------------------------------------------------
   Net Investment Income ........................            673               89               3,044               797
---------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investments:
   Net Realized Gain (Loss) on Investments ......         (6,496)          (2,384)              2,520               444
   Net Change in Unrealized Appreciation
     on Investments and Written Options ..........        12,347            7,659               2,521               355
---------------------------------------------------------------------------------------------------------------------------
   Total Net Realized and Unrealized Gain
     on Investments and Written Options..........          5,851            5,275               5,041               799
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations ............................        $ 6,524          $ 5,364              $8,085            $1,596
===========================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              13

SYNOVUS FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE PERIOD ENDED APRIL 30, 2003 (UNAUDITED) AND THE YEAR ENDED OCTOBER 31, 2002

                                                                         LARGE CAP                          MID CAP
                                                                        CORE EQUITY                          VALUE
                                                                           FUND                              FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                11/01/02         11/01/01         11/01/02        11/01/01
                                                               TO 4/30/03       TO 10/31/02      TO 4/30/03      TO 10/31/02
------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income..................................         $  673        $ 1,203            $   89       $    247
   Net Realized Gain (Loss) on Investments ...............         (6,496)        (3,101)           (2,384)          (170)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Written Options ...         12,347        (33,206)            7,659         (5,988)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations......................................          6,524        (35,104)            5,364         (5,911)
------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income:
     Institutional Shares ................................           (757)        (1,090)             (282)            (6)
     Class A Shares.......................................             (9)            (6)               (8)            --
     Class B Shares.......................................             (1)            --                --             --
     Class C Shares.......................................             (4)            (4)               --             --
   Realized Capital Gains:
     Institutional Shares.................................             --             --                --            (19)
     Class A Shares ......................................             --             --                --             --
     Class B Shares.......................................             --             --                --             --
     Class C Shares.......................................             --             --                --             --
------------------------------------------------------------------------------------------------------------------------------
   Total Distributions....................................           (771)        (1,100)             (290)           (25)
------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
     Issued ..............................................         25,999         84,075             4,511         30,652
     In Lieu of Cash Distributions........................             46             60                73             14
     Redeemed.............................................        (15,779)       (43,442)          (10,299)        (5,829)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Institutional Share Transactions.....................         10,266         40,693            (5,715)        24,837
------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Issued ..............................................          1,808          2,368               594          1,625
     In Lieu of Cash Distributions........................              6              4                 7             --
     Redeemed ............................................            (36)          (218)              (39)          (208)
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions.          1,778          2,154               562          1,417
------------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
     Issued ..............................................            122            893               272          1,423
     In Lieu of Cash Distributions........................              1              1                --             --
     Redeemed.............................................            (31)           (21)              (51)           (74)
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Share Transactions              92            873               221          1,349
------------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
     Issued ..............................................            654          3,360               424          2,310
     In Lieu of Cash Distributions........................              4              4                --             --
     Redeemed.............................................           (260)          (126)             (280)           (81)
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class C Share Transactions             398          3,238               144          2,229
------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share Transactions.....         12,534         46,958            (4,788)        29,832
------------------------------------------------------------------------------------------------------------------------------
Total Increase in Net Assets..............................         18,287         10,754               286         23,896
------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period....................................        160,129        149,375            43,305         19,409
   End of Period..........................................       $178,416       $160,129           $43,591        $43,305
==============================================================================================================================


                                                                      INTERMEDIATE-TERM                    GEORGIA
                                                                            BOND                          MUNICIPAL
                                                                            FUND                          BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                11/01/02         11/01/01         11/01/02          11/01/01
                                                               TO 4/30/03       TO 10/31/02      TO 4/30/03        TO 10/31/02
----------------------------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income..................................      $  3,044        $    6,271         $   797          $  1,635
   Net Realized Gain (Loss) on Investments ...............         2,520             2,521             444               313
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments and Written Options ...         2,521             2,271             355               649
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations......................................         8,085            11,063           1,596             2,597
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income:
     Institutional Shares ................................        (3,018)           (6,247)           (790)           (1,626)
     Class A Shares.......................................           (21)              (17)             (7)               (8)
     Class B Shares.......................................            (8)               (3)             --                --
     Class C Shares.......................................            --                --              --                --
   Realized Capital Gains:
     Institutional Shares.................................        (2,501)              (86)           (310)               --
     Class A Shares ......................................           (15)               --              (3)               --
     Class B Shares.......................................            (6)               --              --                --
     Class C Shares.......................................            --                --              --                --
----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions....................................        (5,569)           (6,353)         (1,110)           (1,634)
----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (1):
   Institutional Shares:
     Issued ..............................................        21,494            80,911           4,027            11,649
     In Lieu of Cash Distributions........................           206               150               1                 1
     Redeemed.............................................       (18,663)          (33,457)         (4,201)           (6,571)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
     Institutional Share Transactions.....................         3,037            47,604            (173)            5,079
----------------------------------------------------------------------------------------------------------------------------------
   Class A Shares:
     Issued ..............................................         1,455             1,273             205               680
     In Lieu of Cash Distributions........................            32                15               1                 2
     Redeemed ............................................          (251)             (463)             --              (238)
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class A Share Transactions.         1,236               825             206               444
----------------------------------------------------------------------------------------------------------------------------------
   Class B Shares:
     Issued ..............................................           754               326              --                --
     In Lieu of Cash Distributions........................            11                 2              --                --
     Redeemed.............................................           (62)               --              --                --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Share Transactions            703               328              --                --
----------------------------------------------------------------------------------------------------------------------------------
   Class C Shares:
     Issued ..............................................            --                --              --                --
     In Lieu of Cash Distributions........................            --                --              --                --
     Redeemed.............................................            --                --              --                --
----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class C Share Transactions             --                --              --                --
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Share Transactions.....         4,976            48,757              33             5,523
----------------------------------------------------------------------------------------------------------------------------------
Total Increase in Net Assets..............................         7,492            53,467             519             6,486
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period....................................       155,968           102,501          49,787            43,301
   End of Period..........................................      $163,460          $155,968         $50,306           $49,787
==================================================================================================================================

(1) See Note 6 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
14,15

SYNOVUS FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE PERIODS ENDED APRIL 30, 2003 (UNAUDITED) AND OCTOBER 31





           Net                  Realized and
          Asset         Net      Unrealized     Distributions      Distributions
         Value,     Investment     Gains           from Net        from Realized
        Beginning     Income     (Losses)on       Investment          Capital
        of Period     (Loss)     Securities         Income             Gain
        ----------   --------    ----------       ----------         ----------
--------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
Institutional
2003*     $ 8.11      $ 0.04      $ 0.23           $(0.04)           $   --
2002        9.82        0.06       (1.71)           (0.06)               --
2001(1)    10.00          --       (0.18)              --                --
Class A
2003*     $ 8.09      $ 0.03      $ 0.22           $(0.03)           $   --
2002        9.82        0.04       (1.73)           (0.04)               --
2001(2)    10.10          --       (0.28)              --                --
Class B
2003*     $ 8.07      $   --      $ 0.23           $(0.01)           $   --
2002        9.83          --       (1.74)           (0.02)               --
2001(3)    10.16          --       (0.33)              --                --
Class C
2003*     $ 8.07      $   --      $ 0.23           $(0.01)           $   --
2002        9.82          --       (1.73)           (0.02)               --
2001(4)     9.97          --       (0.15)              --                --
--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------
Institutional
2003*++   $ 8.96      $ 0.08      $ 1.13           $(0.07)           $   --
2002        9.87        0.08       (0.98)              --             (0.01)
2001(1)    10.00          --       (0.13)              --                --
Class A
2003*++   $ 8.94      $ 0.05      $ 1.14           $(0.05)           $   --
2002        9.88        0.07       (1.00)              --             (0.01)
2001(4)     9.91          --       (0.03)              --                --
Class B
2003*++   $ 8.88      $(0.04)     $ 1.19            $  --            $   --
2002        9.88        0.01       (1.00)              --             (0.01)
2001(4)     9.91          --       (0.03)              --                --
Class C
2003*++   $ 8.88      $(0.03)     $ 1.19            $  --            $   --
2002        9.87        0.02       (1.00)              --             (0.01)
2001(4)     9.91          --       (0.04)              --                --
--------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
--------------------------------------------------------------------------------
Institutional
2003*     $10.35      $ 0.20      $ 0.33           $(0.20)           $(0.17)
2002       10.13        0.43        0.23            (0.43)            (0.01)
2001(1)    10.00        0.02        0.13            (0.02)               --
Class A
2003*     $10.36      $ 0.18      $ 0.33           $(0.18)           $(0.17)
2002(5)     9.97        0.41        0.40            (0.41)            (0.01)
Class B
2003*     $10.36      $ 0.14      $ 0.33           $(0.14)           $(0.17)
2002(6)    10.21        0.33        0.16            (0.33)            (0.01)





                                                              Ratio
           Net                     Net                       of Net
          Asset                  Assets,       Ratio        Investment
          Value,                   End      of Expenses    Income (Loss)
           End         Total    of Period    to Average     to Average
        of Period     Return+     (000)      Net Assets     Net Assets
        ----------    -------    -------     ----------    ------------
-------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-------------------------------------------------------------------------
Institutional
2003*     $ 8.34         3.34%   $170,680        0.87%         0.87%
2002        8.11       (16.89)    154,860        0.88          0.69
2001(1)     9.82        (1.80)    149,304        1.00         (0.08)
Class A
2003*     $ 8.31         3.13%   $  3,723        1.12%         0.62%
2002        8.09       (17.22)      1,855        1.08          0.54
2001(2)     9.82        (2.77)         40        1.25         (0.45)
Class B
2003*     $ 8.29         2.88%   $    850        1.87%        (0.13)%
2002        8.07       (17.75)        735        1.84         (0.21)
2001(3)     9.83        (3.25)         15        2.00         (0.96)
Class C
2003*     $ 8.29         2.88%   $  3,163        1.87%        (0.13)%
2002        8.07       (17.65)      2,679        1.82         (0.19)
2001(4)     9.82        (1.50)         16        2.00         (0.83)
-------------------------------------------------------------------------
MID CAP VALUE FUND
-------------------------------------------------------------------------
Institutional
2003*++   $10.10        13.52%   $ 37,634        1.10%         0.48%
2002        8.96        (9.12)     38,909        1.10          1.00
2001(1)     9.87        (1.30)     19,242        1.10         (0.22)
Class A
2003*++   $10.08        13.34%   $  1,993        1.35%         0.45%
2002        8.94        (9.42)      1,232        1.35          1.05
2001(4)     9.88        (0.30)         51        1.35         (0.22)
Class B
2003*++   $10.03        12.95%   $  1,655        2.10%        (0.39)%
2002        8.88       (10.04)      1,254        2.10          0.12
2001(4)     9.88        (0.30)         97        2.10         (0.72)
Class C
2003*++   $10.04        13.06%   $  2,309        2.10%        (0.46)%
2002        8.88        (9.95)      1,910        2.10          0.27
2001(4)     9.87        (0.40)         19        2.10         (0.94)
-------------------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
-------------------------------------------------------------------------
Institutional
2003*     $10.51         5.16%   $160,301        0.70%         3.85%
2002       10.35         6.75     154,782        0.73          4.39
2001(1)    10.13         1.50     102,501        1.00          4.10
Class A
2003*     $10.52         5.01%   $  2,112        0.95%         3.54%
2002(5)    10.36         8.37         852        0.94          4.12
Class B
2003*     $10.52         4.61%   $  1,047        1.70%         2.72%
2002(6)    10.36         4.97         334        1.69          3.21


                            Ratio
                            of Net
                          Investment
            Ratio           Income
         of Expenses       (Loss) to
          to Average        Average
          Net Assets       Net Assets     Portfolio
         (Excluding      (Excluding       Turnover
           Waivers)         Waivers)        Rate
         -----------      -----------    ----------
----------------------------------------------------
LARGE CAP CORE EQUITY FUND
----------------------------------------------------
Institutional
2003*          0.87%         0.87%          7.53%
2002           0.88          0.69          23.81
2001(1)        1.39         (0.47)          3.02
Class A
2003*          1.12%         0.62%          7.53%
2002           1.08          0.54          23.81
2001(2)        1.66         (0.86)          3.02
Class B
2003*          1.87%        (0.13)%         7.53%
2002           1.84         (0.21)         23.81
2001(3)        2.49         (1.45)          3.02
Class C
2003*          1.87%        (0.13)%         7.53%
2002           1.82         (0.19)         23.81
2001(4)        2.40         (1.23)          3.02
------------------------------------------------------------
MID CAP VALUE FUND
------------------------------------------------------------
Institutional
2003*++        1.40%         0.18%         11.25%
2002           1.57          0.53          36.34
2001(1)        3.10         (2.22)          5.14
Class A
2003*++        1.65%         0.15%         11.25%
2002           1.69          0.71          36.34
2001(4)        3.37         (2.24)          5.14
Class B
2003*++        2.40%        (0.69)%        11.25%
2002           2.48         (0.26)         36.34
2001(4)        4.23         (2.85)          5.14
Class C
2003*++        2.40%        (0.76)%        11.25%
2002           2.46         (0.09)         36.34
2001(4)        4.02         (2.86)          5.14
------------------------------------------------------------
INTERMEDIATE-TERM BOND FUND
------------------------------------------------------------
Institutional
2003*          0.70%         3.85%         28.28%
2002           0.73          4.39          44.70
2001(1)        1.28          3.82           2.65
Class A
2003*          0.95%         3.54%         28.28%
2002(5)        0.94          4.12          44.70
Class B
2003*          1.70%         2.72%         28.28%
2002(6)        1.69          3.21          44.70

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
16

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
                                                                SYNOVUS LOGO ART






           Net                  Realized and
          Asset                  Unrealized     Distributions   Distributions
         Value,         Net        Gains           from Net     from Realized
        Beginning   Investment       on           Investment       Capital
        of Period     Income     Securities         Income          Gain
        ----------   --------    ----------       ----------      ----------
-------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
Institutional
2003*     $10.18      $0.16        $0.16            $(0.16)         $(0.06)
2002       10.02       0.34         0.16             (0.34)             --
2001(1)    10.00       0.01         0.02             (0.01)             --
Class A
2003*     $10.18      $0.15        $0.16            $(0.15)         $(0.06)
2002(7)     9.71       0.26         0.47             (0.26)             --






                                                              Ratio          Ratio
           Net                     Net                       of Net       of Expenses
          Asset                  Assets,       Ratio        Investment     to Average
          Value,                   End      of Expenses       Income      Net Assets
           End         Total    of Period    to Average     to Average    (Excluding
        of Period     Return+     (000)      Net Assets     Net Assets      Waivers)
        ----------    -------    -------     ----------    ------------   -----------
-----------------------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------
Institutional
2003*     $10.28       3.27%     $49,631        0.83%          3.25%          0.83%
2002       10.18       5.12       49,326        0.90           3.42           0.90
2001(1)    10.02       0.35       43,301        1.00           3.11           1.47
Class A
2003*     $10.28       3.12%       $ 675        1.08%          2.97%          1.08%
2002(7)    10.18       7.65          461        1.17           3.09           1.17




             Ratio
             of Net
           Investment
             Income
               to
             Average
           Net Assets     Portfolio
          (Excluding       Turnover
             Waivers)        Rate
           -----------    ----------
--------------------------------------
GEORGIA MUNICIPAL BOND FUND
--------------------------------------
Institutional
2003*         3.25%         30.75%
2002          3.42          33.70
2001(1)       2.64           0.00
Class A
2003*         2.97%         30.75%
2002(7)       3.09          33.70


* For the six months ended April 30, 2003. All ratios for the period have been annualized.
+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++ Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(1) Commenced operations on October 12, 2001. All ratios for the period have been annualized.
(2) Commenced operations on October 25, 2001. All ratios for the period have been annualized.
(3) Commenced operations on October 28, 2001. All ratios for the period have been annualized.
(4) Commenced operations on October 24, 2001. All ratios for the period have been annualized.
(5) Commenced operations on November 19, 2001. All ratios for the period have been annualized.
(6) Commenced operations on November 7, 2001. All ratios for the period have been annualized.
(7) Commenced operations on December 21, 2001. All ratios for the period have been annualized.

Amounts  designated  as "--" are  either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
                                                                SYNOVUS LOGO ART

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2003 (UNAUDITED)



1. ORGANIZATION
--------------------------------------------------------------------------------
The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with forty-four Funds. The financial statements herein are those of the Synovus Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond and Georgia Municipal Bond Funds (the "Funds"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on the NASDAQ national market system are valued at the official closing price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of April 30, 2003, are valued at fair value using methods determined in good faith by the Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and


--------------------------------------------------------------------------------
18

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
                                                                SYNOVUS LOGO ART

     unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

     OPTION SELLING/PURCHASING -- Each Fund may invest in financial options contracts solely for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid monthly for the Large Cap Core Equity Fund, and declared and paid annually for Mid Cap Value Fund. The Intermediate-Term Bond and Georgia Municipal Bond Funds will declare distributions from net investment income daily and pay monthly. Any net realized capital gains are distributed to shareholders at least annually. Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.

3. TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly, SEI Investments Mutual Funds Services, the "Administrator"), a wholly owned subsidiary of SEI Investments Company. The Distributor is SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services, the Distributor received $2,133 from the Large Cap Core Equity Fund, $391 from the Mid Cap Value Fund, $3,946 from the Intermediate-Term Bond Fund and no fees from the Georgia Municipal Bond Fund for the six months ended April 30, 2003 through a reduction in the yield earned on those repurchase agreements.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 per Fund plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.


--------------------------------------------------------------------------------
                                                                              19

SYNOVUS FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2003 (UNAUDITED)

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as amended and restated on November 12, 2002. Each Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") for Class A, B and C Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor ("Service Providers"), may receive up to 0.25% of each Fund's assets attributable to Class A Shares as compensation for distribution services.

The Distributor or designated Service Providers, may receive up to 1.00% of each Fund's assets attributable to Class B and Class C Shares as compensation for distribution and shareholder services. The Plan allows for payment of up to 0.75% of each Fund's assets attributable to Class B and Class C Shares as compensation for distribution services and up to 0.25% of each Fund's assets attributable to Class B and Class C Shares as compensation for shareholder services.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

YEARS SINCE                               CONTINGENT DEFERRED
PURCHASE MADE                                SALES CHARGE
-------------                                ------------
First                                              5%
Second                                             4%
Third                                              3%
Fourth                                             3%
Fifth                                              2%
Sixth                                              1%
Seventh and Following                           None



A contingent deferred sales charge of 1% is imposed on certain redemptions of Class C Shares.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and Synovus Funds Investment Advisors (the "Adviser") are parties to an Investment Advisory Agreement dated August 13, 2001 under which the Adviser receives an annual fee equal to 0.60%, 0.75%, 0.45%, and 0.45% of the average daily net assets of the Large Cap Core Equity, Mid Cap Value, Intermediate-Term Bond, and Georgia Municipal Bond Funds, respectively. Steinberg Priest & Sloane Capital Management, LLC (formerly known as Steinberg Priest Capital Management Co. Inc.) acts as the Investment Sub-Adviser on behalf of the Mid Cap Value Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Funds. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

The Funds' actual total operating expenses, after voluntary fee waivers are expected to be limited as follows:

                                                   INTERMEDIATE-
                        LARGE CAP       MID CAP        TERM       GEORGIA
                       CORE EQUITY      VALUE          BOND      MUNICIPAL
  SHARE CLASS             FUND           FUND          FUND        FUND
  ------------         ----------     ----------     --------    ---------
  Institutional Shares     1.00%         1.10%          1.00%      1.00%
  Class A Shares           1.25%         1.35%          1.25%      1.25%
  Class B Shares           2.00%         2.10%          2.00%        --
  Class C Shares           2.00%         2.10%            --         --


Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.


--------------------------------------------------------------------------------
20

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
                                                                SYNOVUS LOGO ART


6.  SHARE TRANSACTIONS:
--------------------------------------------------------------------------------
Share Transactions for the Funds for the period from November 1, 2002 through April 30, 2003 were as follows (000):

                                                       INTERMEDIATE-
                           LARGE CAP    MID CAP           TERM         GEORGIA
                          CORE EQUITY    VALUE            BOND        MUNICIPAL
                             FUND        FUND             FUND          FUND
                          ----------    ----------     ----------    ----------
Share transactions:
Class I:
  Issued                      3,305           472         2,070          397
  Issued in Lieu of
     Cash Distributions           6             8            20           --
  Redeemed                   (1,937)       (1,096)       (1,788)        (412)
                             ------        ------        ------         ----
  Net Institutional Class
     Transactions             1,374          (616)          302          (15)
                             ------        ------        ------         ----
Class A:
  Issued                        222            63           140           20
  Issued in Lieu of
     Cash Distributions           1             1             3           --
  Redeemed                       (4)           (4)          (24)          --
                             ------        ------        ------         ----
  Net Class A Transactions      219            60           119           20
                             ------        ------        ------         ----
Class B:
  Issued                         16            29            73           --
  Issued in Lieu of
     Cash Distributions          --            --             1           --
  Redeemed                       (4)           (5)           (6)          --
                             ------        ------        ------         ----
  Net Class B Transactions       12            24            68           --
                             ------        ------        ------         ----
Class C:
  Issued                         82            46            --           --
  Issued in Lieu of
     Cash Distributions           1            --            --           --
  Redeemed                      (33)          (31)           --           --
                             ------        ------        ------         ----
  Net Class C Transactions       50            15            --           --
                             ------        ------        ------         ----
  Net Increase (Decrease)
     in Shares Outstanding
     from Share Transactions  1,655          (517)          489            5
                             ------        ------        ------         ----

7.  INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period from November 1, 2002 through April 30, 2003 were as follows (000):

                                                      INTERMEDIATE-
                       LARGE CAP        MID CAP          TERM         GEORGIA
                      CORE EQUITY       VALUE            BOND         MUNICIPAL
                         FUND            FUND            FUND           FUND
                      ----------      ----------      ----------     ----------
Purchases:
  U.S. Government ..   $    --           $   --         $ 5,210       $    --
  Other ............    10,836            4,480          38,647        14,893
Sales:
  U.S. Government ..        --               --          22,308            --
  Other ............    12,944            8,586          20,140        15,197




8. WRITTEN OPTIONS:
--------------------------------------------------------------------------------
The Large Cap Core Equity Fund entered into written option transactions during the six months ended April 30, 2002 and are summarized as follows:

                                 # OF             PREMIUM
                               CONTRACTS           (000)
                               ---------         ----------
Balance at beginning of year     5,361            $    483
Written                         27,102               3,603
Expired                           (350)                (55)
Closing Buys                   (21,512)             (3,020)
                               -------            --------
Balance at end of year          10,601            $  1,011
                               =======            ========

9. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

--------------------------------------------------------------------------------

SYNOVUS FUNDS
--------------------------------------------------------------------------------
                                                               [GRAPHIC OMITTED]
                                                                SYNOVUS LOGO ART

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2003 (UNAUDITED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2003, were as follows (000):

                  FEDERAL                                      NET UNREALIZED
                   TAX       APPRECIATED      DEPRECIATED       APPRECIATION
                   COST      SECURITIES       SECURITIES       (DEPRECIATION)
                  ------     ----------       ----------       --------------
Large Cap Core
 Equity Fund    $194,890      $8,049           $(23,686)          $(15,637)
Mid Cap
 Value Fund       41,129       5,656             (3,859)             1,797
Intermediate -
 Term Bond
 Fund            152,852       8,572                (21)             8,551
Georgia
 Municipal
 Bond Fund        46,949       2,874                 (4)             2,870

10. CONCENTRATION OF CREDIT RISK:
--------------------------------------------------------------------------------
The Georgia Municipal Bond Fund invests primarily in debt securities in the State of Georgia. Therefore, the issuers' abilities to meet their obligations may be affected by economic and political developments in that state.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
22

NOTES

--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     TRUST:
     The Advisors' Inner Circle Fund

     THE SYNOVUS FUNDS:
     Synovus Large Cap Core Equity Fund
     Synovus Mid Cap Value Fund
     Synovus Intermediate-Term Bond Fund
     Synovus Georgia Municipal Bond Fund

     ADVISER:
     Synovus Funds Investment Advisors
     P.O. Box 23042
     Columbus, GA 31902-1313

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP




--------------------------------------------------------------------------------

SNV-SA-001-0200

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.